Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 103,971	$ 112,050
Amortization expense	9,834	10,608	$ 10,642
Ending balance	102,174	103,971	112,050
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	109,597	116,870	120,611
Purchases	1,291	289	697
Acquisition from business combinations		0	(22)
Systems Development			0
Transfer of completed development systems	0	0	0
Disposals	(3)	(443)	(17)
Effect of movements in exchange rates	(2,270)	(7,157)	(4,393)
Changes in value on the recognition of inflation effects	62	38	(6)
Ending balance	108,677	109,597	116,870
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,626)	(4,820)	(3,807)
Amortization expense	(888)	(1,020)	(1,062)
Disposals	0	68	17
Effect of movements in exchange rates	63	175	61
Changes in value on the recognition of inflation effects	(52)	(29)	(29)
Ending balance	(6,503)	(5,626)	(4,820)
Rights to Produce and Distribute Coca-Cola trademark Products
Disclosure of detailed information about intangible assets [line items]
Beginning balance	76,651	81,255
Ending balance	75,394	76,651	81,255
Rights to Produce and Distribute Coca-Cola trademark Products | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	77,396	82,000	88,362
Purchases	0	0	0
Acquisition from business combinations		0	(2,887)
Systems Development			0
Transfer of completed development systems	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	(1,257)	(4,604)	(3,475)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	76,139	77,396	82,000
Rights to Produce and Distribute Coca-Cola trademark Products | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(745)	(745)	(745)
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	(745)	(745)	(745)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,431	25,833
Ending balance	22,909	23,431	25,833
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,431	25,833	23,729
Purchases	0	0	0
Acquisition from business combinations		0	2,903
Systems Development			0
Transfer of completed development systems	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	(522)	(2,402)	(799)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	22,909	23,431	25,833
Goodwill | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Other indefinite lived intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,148	1,165
Ending balance	1,192	1,148	1,165
Other indefinite lived intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,148	1,165	1,054
Purchases	135	0	0
Acquisition from business combinations		0	153
Systems Development			0
Transfer of completed development systems	0	0	0
Disposals	(3)	(25)	0
Effect of movements in exchange rates	(88)	8	(42)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,192	1,148	1,165
Other indefinite lived intangible assets | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Technology costs and management systems
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,356	2,625
Ending balance	2,014	2,356	2,625
Technology costs and management systems | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,709	6,430	6,023
Purchases	370	43	100
Acquisition from business combinations		0	(6)
Systems Development			398
Transfer of completed development systems	255	374	0
Disposals	0	(41)	(17)
Effect of movements in exchange rates	(374)	(97)	(68)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	6,960	6,709	6,430
Technology costs and management systems | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,353)	(3,805)	(3,025)
Amortization expense	(594)	(703)	(819)
Disposals	0	20	17
Effect of movements in exchange rates	53	164	52
Changes in value on the recognition of inflation effects	(52)	(29)	(30)
Ending balance	(4,946)	(4,353)	(3,805)
Development systems
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176	690
Ending balance	375	176	690
Development systems | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	176	690	777
Purchases	673	198	334
Acquisition from business combinations		0	0
Systems Development			(399)
Transfer of completed development systems	(469)	(665)	0
Disposals	0	(6)	0
Effect of movements in exchange rates	(5)	(41)	(22)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	375	176	690
Development systems | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Other amortizable
Disclosure of detailed information about intangible assets [line items]
Beginning balance	209	482
Ending balance	290	209	482
Other amortizable | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	737	752	666
Purchases	113	48	263
Acquisition from business combinations		0	(185)
Systems Development			1
Transfer of completed development systems	214	291	0
Disposals	0	(371)	0
Effect of movements in exchange rates	(24)	(21)	13
Changes in value on the recognition of inflation effects	62	38	(6)
Ending balance	1,102	737	752
Other amortizable | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(528)	(270)	(37)
Amortization expense	(294)	(317)	(243)
Disposals	0	48	0
Effect of movements in exchange rates	10	11	9
Changes in value on the recognition of inflation effects	0	0	1
Ending balance	$ (812)	$ (528)	$ (270)